Summary of Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Recorded Balance
Recorded Balance, With no related allowance recorded	$ 2,851		$ 2,851		$ 2,888	$ 4,369
Recorded Balance, With an allowance recorded	8,257		8,257		12,365	21,980
Recorded Balance, total	11,108		11,108		15,253	26,349
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	2,851		2,851		3,639	5,120
Unpaid Principal Balance, With an allowance recorded	8,257		8,257		12,364	23,944
Unpaid Principal Balance, total	11,108		11,108		16,003	29,064
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	2,845	4,146	2,845	4,146	6,209	4,927
Specific allowance, total	2,845		2,845		6,209	4,927
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	2,841	3,455	3,467	4,215	3,407	4,313
Average Investment in Impaired Loans, With an allowance recorded	8,247	15,614	6,880	14,551	11,551	22,457
Average Investment in Impaired Loans, total	11,088	19,069	10,347	18,766	14,958	26,770
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	25		67	1	1	23
Interest Income Recognized, With an allowance recorded	11	52	68	253	367	234
Interest Income Recognized, total	36	52	135	254	368	257
Commercial
Recorded Balance
Recorded Balance, With no related allowance recorded						109
Recorded Balance, With an allowance recorded					39	242
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded						109
Unpaid Principal Balance, With an allowance recorded					39	242
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded					39	109
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded						246
Average Investment in Impaired Loans, With an allowance recorded					877	110
Interest Income Recognized
Interest Income Recognized, With an allowance recorded					30
Commercial Real Estate
Recorded Balance
Recorded Balance, With no related allowance recorded	1,884		1,884			464
Recorded Balance, With an allowance recorded	4,886		4,886		6,671	5,243
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	1,884		1,884			464
Unpaid Principal Balance, With an allowance recorded	4,886		4,886		6,671	5,243
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	2,034	1,683	2,034	1,683	3,002	315
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	1,889		1,466	760		491
Average Investment in Impaired Loans, With an allowance recorded	4,854	6,607	3,940	5,534	4,987	5,169
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	21		58			3
Interest Income Recognized, With an allowance recorded		36	53	199	232	209
Construction
Recorded Balance
Recorded Balance, With no related allowance recorded					25	572
Recorded Balance, With an allowance recorded					2,150	10,617
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded					776	1,323
Unpaid Principal Balance, With an allowance recorded					2,150	12,440
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded		1,450		1,450	1,740	3,647
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded		572		572	525	572
Average Investment in Impaired Loans, With an allowance recorded		2,150		2,150	2,150	11,244
Residential
Recorded Balance
Recorded Balance, With no related allowance recorded	786		786		2,353	2,588
Recorded Balance, With an allowance recorded	901		901		1,356	4,340
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	786		786		2,353	2,588
Unpaid Principal Balance, With an allowance recorded	901		901		1,355	4,340
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	240	566	240	566	451	387
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	786	2,358	1,836	2,360	2,359	2,728
Average Investment in Impaired Loans, With an allowance recorded	902	5,596	435	5,609	1,378	4,356
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	4		9			20
Interest Income Recognized, With an allowance recorded	4	13	8	47	54	25
HELOC
Recorded Balance
Recorded Balance, With no related allowance recorded	181		181		510	636
Recorded Balance, With an allowance recorded	2,470		2,470		2,149	1,538
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	181		181		510	636
Unpaid Principal Balance, With an allowance recorded	2,470		2,470		2,149	1,679
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	571	447	571	447	977	469
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	166	525	165	523	523	276
Average Investment in Impaired Loans, With an allowance recorded	2,491	1,261	2,505	1,258	2,159	1,578
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded				1	1
Interest Income Recognized, With an allowance recorded	$ 7	$ 3	$ 7	$ 7	$ 51